UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21494

        Nuveen Floating Rate Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          10/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Fund (JFR)
October 31, 2004

			Ratings*
Principal				Stated	Market
Amount (000)	Description(1)	Moody's	S&P	Maturity**	Value

	VARIABLE RATE SENIOR LOAN INTERESTS(2) - 123.6% (72.9% of total assets)
	Aerospace & Defense - 0.2% (0.1% of total assets)
$1,581	Vought Aircraft Industries, Inc., Term Loan B	Ba3	B+	06/30/07	$ 1,599,309

	Airlines - 1.8% (1.1% of total assets)
12,000	United Air Lines, Inc., DIP Term Loan (Tranche B)	NR	NR	06/30/05	12,135,000

	Auto Components - 5.3% (3.1% of total assets)
17,662	Federal-Mogul Corporation, Term Loan A (a)	NR	NR	02/24/04	16,436,699
2,000	Federal-Mogul Corporation, Term Loan B (a)	NR	NR	02/24/05	1,866,875
5,287	Mark IV Industries, Inc., Term Loan B	B1	BB-	06/23/11	5,372,660
7,462	Meridian Automotive Systems, Inc., Tranche B Term Loan	B2	B+	08/28/10	6,958,781
4,994	Metaldyne Company LLC, Term Loan D	B2	BB-	12/31/09	4,982,283

					35,617,298

	Beverages - 1.4% (0.9% of total assets)
9,538	Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B	B1	NR	12/19/10	9,676,286

	Building Products - 2.3% (1.3% of total assets)
15,000	Nortek, Inc., Term Loan B	B1	B+	08/27/11	15,237,503

	Chemicals - 7.6% (4.5% of total assets)
12,937	Hercules Incorporated, Term Loan	Ba1	BB	10/08/10	13,050,697
4,000	Huntsman International LLC, Term Loan	NR	B	03/31/10	4,062,084
12,500	Huntsman International LLC , Term Loan B	B1	B	12/31/10	12,721,875
7,980	Lyondell-Citgo Refining LP, Term Loan	NR	NR	05/21/07	8,039,850
13,000	Rockwood Specialties Group, Inc., Term Loan B	B1	B+	07/30/12	13,147,264

					51,021,770

	Commercial Services & Supplies - 3.5% (2.1% of total assets)
9,838	Allied Waste North America, Inc., Term Loan B	B1	BB	01/15/10	9,951,444
6,888	Allied Waste North America, Inc., Term Loan C	B1	BB	01/15/10	6,961,917
1,968	Allied Waste North America, Inc., Term Loan D	B1	BB	01/15/10	1,987,581
4,460	Williams Scotsman, Inc., Term Loan	B1	B+	12/31/06	4,521,106

					23,422,048

	Construction & Engineering - 0.9% (0.5% of total assets)
3,871	Anthony Crane Rental, L.P., Revolver (a)	NR	NR	07/22/04	3,116,040
3,479	Anthony Crane Rental, L.P., Term Loan (a)	NR	NR	07/23/04	2,800,257

					5,916,297

	Containers & Packaging - 10.1% (6.0% of total assets)
14,211	Boise Cascade Holdings, L.L.C., Term Loan B (b)	Ba3	BB	10/29/11	14,471,175
5,027	Boise Cascade Holdings, L.L.C., Term Loan C (b)	Ba3	BB	10/28/10	5,073,182
6,402	BWAY Corporation, Term Loan B	B1	B+	01/30/11	6,500,256
15,670	Graham Packaging Company, L.P., Term Loan B	B2	B	10/07/11	15,910,343
3,000	Graham Packaging Company, L.P., Term Loan C	B2	CCC+	03/15/12	3,074,376
2,464	Owens-Illinois Group, Inc., Term Loan B	B1	BB-	04/01/08	2,507,925
8,000	Smurfit-Stone Container Corporation, New Issue Term Loan B (b)	Ba3	BB-	11/01/11	8,142,500
6,979	Smurfit-Stone Container Corporation, Term Loan B	Ba3	NR	06/30/09	7,019,173
917	Smurfit-Stone Container Corporation, Term Loan C	Ba3	NR	06/30/09	923,716
3,975	United States Can Company, Term Loan B	B2	B	01/15/10	3,979,956

					67,602,602

	Electric Utilities - 8.0% (4.7% of total assets)
11,000	Allegheny Energy Supply Company, LLC, Term Loan (b)	B1	B+	03/08/11	11,190,212
6,032	Allegheny Energy Supply Company, LLC, Term Loan B	B1	B+	03/08/11	6,071,294
4,770	Allegheny Energy Supply Company, LLC, Term Loan C	B1	B+	03/08/11	4,798,360
9,950	Calpine Construction Finance Company, L.P., Term Loan B	B1	B+	08/31/09	10,705,930
3,750	Mission Energy Holdings International, Inc., Term Loan	B3	NR	12/11/06	3,767,580
3,953	Orion Power Midwest, L.P., Term Loan	NR	NR	10/28/05	3,955,663
12,602	Reliant Energy, Inc., Term Loan B (c)	NR	NR	03/31/07	12,828,109

					53,317,148

	Food & Staples Retailing - 2.9% (1.7% of total assets)
19,000	The Jean Coutu Group Inc., Term Loan B	B1	BB	07/30/11	19,316,303

	Food Products - 0.8% (0.4% of total assets)
5,000	Dole Holding Company, LLC, Term Loan	B3	B	07/22/10	5,079,688

	Healthcare Equipment & Supplies - 3.2% (1.9% of total assets)
11,860	Advanced Medical Optics, Inc., Term Loan B	B1	BB-	06/25/09	12,041,885
9,023	Kinetic Concepts, Inc., Term Loan B-1	B1	BB-	08/11/10	9,138,000

					21,179,885

	Healthcare Providers & Services - 5.4% (3.2% of total assets)
4,962	Beverly Enterprises, Inc., Term Loan B	Ba3	BB	10/22/08	5,041,007
25,491	IASIS Healthcare LLC, Term Loan B	B1	B+	06/22/11	25,868,329
5,000	Vanguard Health Holding Company I, LLC, Term Loan B	B2	B	09/23/11	5,089,065

					35,998,401

	Hotels, Restaurants & Leisure - 9.9% (5.8% of total assets)
8,077	24 Hour Fitness Worldwide, Inc., Term Loan B	B1	B	07/01/09	8,182,819
2,449	Alliance Gaming Corporation, Term Loan B	Ba3	BB-	09/05/09	2,478,426
3,603	Ameristar Casinos, Inc., Term Loan B-1	Ba3	BB-	12/20/06	3,648,350
5,985	Boyd Gaming Corporation, Term Loan B	Ba2	BB	06/30/11	6,066,546
2,985	Jack in the Box Inc., Term Loan	Ba2	BB	01/09/10	3,027,871
14,481	OpBiz, LLC, Term Loan A	NR	NR	08/31/10	14,010,668
34	OpBiz, LLC, Term Loan B (PIK)	NR	NR	08/31/10	32,562
8,636	Venetian Casino Resort, LLC, Term Loan B	B1	B+	06/15/11	8,796,495
7,851	Wyndham International, Inc., Term Loan I (c)	NR	NR	06/30/06	7,871,056
11,695	Wyndham International, Inc., Term Loan II	NR	NR	04/01/06	11,737,704

					65,852,497

	Household Durables - 3.3% (2.0% of total assets)
3,000	Jostens IH Corp., Term Loan B (b)	B1	B+	07/29/10	3,048,750
19,018	Sealy Mattress Company, Term Loan C	B2	B+	08/06/12	19,291,877

					22,340,627

	Industrial Conglomerates - 0.8% (0.4% of total assets)
4,988	PP Holding Corporation, Term Loan	B1	B	11/12/11	5,052,961

	Insurance - 4.3% (2.5% of total assets)
27,930	Conseco, Inc., Term Loan	B2	BB-	06/22/10	28,517,689

	Machinery - 1.8% (1.1% of total assets)
3,000	Dresser-Rand Group Inc., Term Loan (b)	B1	B+	10/10/10	3,047,813
4,742	Mueller Group, Inc., Term Loan	B2	B+	04/25/11	4,780,966
2,451	Terex Corporation, Term Loan B	B1	BB-	07/03/09	2,482,995
1,988	Terex Corporation, Incremental Term Loan C	B1	BB-	12/31/09	2,014,507

					12,326,281

	Marine - 2.2% (1.3% of total assets)
4,712	American Commercial Lines LLC, Term Loan B	NR	NR	06/30/06	4,714,122
5,208	American Commercial Lines LLC, Term Loan C	NR	NR	06/30/07	5,210,887
4,988	Horizon Lines, LLC, Term Loan	B2	B+	07/11/11	5,078,936

					15,003,945

	Media - 31.6% (18.7% of total assets)
1,944	American Media Operations, Inc., Term Loan C	Ba3	B+	04/01/07	1,974,519
5,000	Cablevision Systems Corp, Floating Rate Note, 4.500% plus six-month LIBOR	B3	B+	04/01/09	5,300,000
17,000	Century Cable Holdings, LLC, Discretionary Term Loan (a)	NR	NR	12/31/09	16,757,402
7,000	Century Cable Holdings, LLC, Revolver (a)	NR	NR	10/25/10	6,873,125
2,000	Century Cable Holdings, LLC, Term Loan (a)	NR	NR	06/30/09	1,978,572
9,975	Charter Communications Operating, LLC, Term Loan B	B2	B	04/07/11	9,910,257
1,819	Dex Media East, LLC, Term Loan A	Ba2	BB-	11/08/08	1,840,126
4,757	Dex Media East, LLC, Term Loan B	Ba2	BB-	11/10/08	4,826,811
6,037	Dex Media West, LLC, Term Loan A	Ba2	BB-	09/09/09	6,114,911
10,258	Dex Media West, LLC, Term Loan B	Ba2	BB-	03/09/10	10,418,361
19,000	Emmis Operating Company, Term Loan	Ba2	B+	11/10/11	19,204,250
25,000	Loews Cineplex Entertainment Corporation, Term Loan B	B1	B	06/30/11	25,343,750
22,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	NR	NR	04/26/11	22,104,500
20,000	Panamsat Corporation, Term Loan B	B1	BB+	08/20/11	20,135,220
4,988	R.H. Donnelley Inc., Term Loan	Ba3	NR	06/30/11	5,065,951
5,000	Rainbow Media Holdings LLC, Term Loan	Ba2	BB+	03/31/12	5,087,500
26,724	Regal Cinemas Corporation, Term Loan	Ba3	BB-	11/10/10	27,084,987
20,900	WMG Acquisition Corp., Term Loan	B1	B+	02/27/11	21,222,819

					211,243,061

	Metals & Mining - 4.6% (2.7% of total assets)
7,645	Amsted Industries Incorporated, Term Loan B	B1	BB-	10/15/10	7,726,325
16,500	Foundation PA Coal Company, Term Loan B	Ba3	BB-	07/30/11	16,706,250
2,829	Ispat Sidbec Inc., Term Loan B	NR	BB-	01/15/06	2,818,106
3,612	Ispat Sidbec Inc., Term Loan C	NR	BB-	01/15/06	3,598,597

					30,849,278

	Oil & Gas - 2.9% (1.7% of total assets)
1,925	Headwaters Incorporated, Term Loan	B1	B+	04/30/11	1,948,260
2,000	Headwaters Incorporated, Term Loan B	B3	B-	09/01/12	2,048,750
14,963	Pride Offshore, Inc., Term Loan	Ba1	BB+	07/07/11	15,155,763

					19,152,773

	Personal Products - 1.5% (0.9% of total assets)
10,077	Prestige Brands, Inc., Term Loan B	B1	B	04/06/11	10,179,367

	Real Estate - 1.5% (0.9% of total assets)
10,000	Universal City Development Partners, LTD, Term Loan	NR	NR	06/30/07	10,037,500

	Road & Rail - 2.7% (1.6% of total assets)
17,753	Laidlaw Inc., Term Loan B-1	Ba3	BB+	06/19/09	18,050,004

	Wireless Telecommunication Services - 3.1% (1.8% of total assets)
20,377	Nextel Finance Company, Term Loan E	Ba1	BB+	12/15/10	20,459,694

	Total Variable Rate Senior Loan Interests (cost $822,412,161)				826,185,215

			Ratings*
Principal				Stated	Market
Amount (000)	Description(1)	Moody's	S&P	Maturity	Value

	CORPORATE BONDS - 21.9% (12.9% of total assets)
	Auto Components - 1.3% (0.8% of total assets)
$8,000	Tenneco Automotive Inc., Series B, 11.625%	B3	B-	10/15/09	8,540,000

	Commercial Services & Supplies - 0.8% (0.5% of total assets)
5,000	Allied Waste North America, Inc., Series B, 7.625%	B2	BB-	01/01/06	5,200,000

	Construction & Engineering - 0.8% (0.5% of total assets)
5,000	Beazer Homes USA, 8.375%	Ba1	BB	04/15/12	5,537,500

	Containers & Packaging - 0.6% (0.3% of total assets)
3,795	Smurfit Capital Funding, 6.750%	B1	BB-	11/20/05	3,937,313

	Food Products - 3.0% (1.7% of total assets)
1,000	Dean Foods Company, 6.750%	Ba2	BB-	06/15/05	1,022,500
5,000	Del Monte Corporation, Series B, 9.250%	B2	B	05/15/11	5,550,000
2,000	Dole Foods Co., 8.625%	B2	B+	05/01/09	2,225,000
10,000	Dole Foods Co., 8.875%	B2	B+	03/15/11	11,125,000

					19,922,500

	Hotels, Restaurants & Leisure - 6.7% (3.9% of total assets)
9,505	Aztar Corporation, 9.000%	Ba3	B+	08/15/11	10,693,125
11,330	Harrahs Entertainment, 7.875%	Ba1	BB+	12/15/05	11,924,825
2,000	MGM Grand, 7.250%	Ba1	BB+	10/15/06	2,140,000
5,425	MGM Mirage, 9.750%	Ba2	BB-	06/01/07	6,130,250
2,000	Park Place Entertainment, 7.875%	Ba2	BB-	12/15/05	2,102,500
2,000	Park Place Entertainment, 8.500%	Ba1	BB+	11/15/06	2,210,000
9,000	Park Place Entertainment, 9.375%	Ba2	BB-	02/15/07	10,080,000

					45,280,700

	Household Durables - 1.1% (0.7% of total assets)
4,000	D.R. Horton, Inc., 9.375%	Ba1	BB+	07/15/09	4,360,000
3,000	Standard Pacific Corporation, 9.500%	Ba2	BB	09/15/10	3,285,000

					7,645,000

	Machinery - 2.2% (1.3% of total assets)
13,400	Navistar International, Series B, 9.375%	Ba3	BB-	06/01/06	14,539,000

	Oil & Gas - 1.3% (0.8% of total assets)
8,000	Chesapeake Energy Corp, 8.375%	Ba3	BB-	11/01/08	8,760,000

	Paper & Forest Products - 1.6% (0.9% of total assets)
5,000	Georgia Pacific, 8.125%	Ba3	BB+	05/15/11	5,862,500
4,000	Georgia Pacific, 9.375%	Ba2	BB+	02/01/13	4,730,000

					10,592,500

	Road & Rail - 2.5% (1.5% of total assets)
2,000	K. Hovnanian Enterprises, 10.500%	Ba2	BB	10/01/07	2,330,000
8,000	K. Hovnanian Enterprises, 8.000%	Ba2	BB	04/01/12	8,920,000
5,000	KB Home, 7.750%	Ba2	BB-	02/01/10	5,475,000

					16,725,000

	Total Corporate Bonds (cost $145,899,738)				146,679,513

			Ratings*
Principal				Stated	Market
Amount (000)	Description(1)	Moody's	S&P	Maturity	Value

	SHORT-TERM INVESTMENTS - 20.3% (11.9% of total assets))
	U.S. Treasury Bills - 0.7% (0.5% of total assets)
$2,000	US Treasury Bill, 1.630%	Aaa	AAA	11/04/04	1,999,791
3,000	US Treasury Bill, 2.080%	Aaa	AAA	04/28/05	2,969,666

					4,969,457

	Repurchase Agreements - 19.6% (11.4% of total assets)
-	State Street Bank, 1.740%, dated 10/29/04, due 11/01/04, repurchase price $416,				416
	collateralized by $5,000 U.S. Treasury Bonds, 6.250%, due 08/15/23, value $5,950
10,563	State Street Bank, 1.740%, dated 10/29/04, due 11/01/04, repurchase price $10,565,027,				10,563,495
	collateralized by $9,680,000 U.S. Treasury Notes, 5.625%, due 05/15/08, value $10,777,325,
48,000	State Street Bank, 1.740%, dated 10/29/04, due 11/01/04, repurchase price $48,006,960,				48,000,000
	collateralized by $48,720,000 U.S. Treasury Notes, 1.750%, due 12/31/04, value $48,963,600
72,000	State Street Bank, 1.740%, dated 10/29/04, due 11/01/04, repurchase price $72,010,440,				72,000,000
	collateralized by $73,440,000 U.S. Treasury Notes, 1.625%, due 03/31/05, value $73,440,000

					130,563,911

	Total Short-Term Investments (cost $135,533,368)				135,533,368

	Total Investments (cost $1,103,845,267) -- 165.8% (97.7% of total assets)				1,108,398,096

	Other Assets Less Liabilities -- (6.0%)				(39,764,788)

	Preferred Shares, at Liquidation Value -- (59.8%)				(400,000,000)

	Net Assets Applicable to Common Shares -- 100%				$668,633,308

	Select Aggregate Market Index ("SAMI")

	The Fund held the following SAMIs at October 31, 2004:

					Unrealized
		Notional		Termination	Appreciation/
	Counterparty	Amount	Fixed Rate	Date	(Depreciation)

	Credit Suisse First Boston	$14,350,000	2.300%	03/20/09	$ 12,147
	Credit Suisse First Boston	15,000,000	2.150	10/20/09	(18,407)

					$ (6,260)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the
prime rate offered by one or more major United States banks.

Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

At October 31, 2004, the Fund had unfunded loan commitments of $4,693,246.

*	Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
**	Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment.
Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior
Loans held in its portfolio will be approximately 18-24 months.
(a)	At or subsequent to October 31, 2004, this issue was under the protection of the federal bankruptcy court.
(b)	Purchased on a when-issued or delayed delivery basis.
(c)	Portion purchased on a when-issued or delayed delivery basis.
(PIK)	In lieu of cash payment, interest accrued on "Payment in Kind" investment increases principal outstanding.
NR	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on security transactions and recognition of premium amortization.

At October 31, 2004, the cost of investments was $1,103,886,677.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2004, were as follows:

Gross unrealized:
	Appreciation	$6,666,000
	Depreciation	(2,154,581)

	Net unrealized appreciation of investments	$4,511,419

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Floating Rate Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         12/30/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         12/30/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         12/30/04

* Print the name and title of each signing officer under his or her signature.